Consolidated Statement of Stockholders’ Equity (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Net of in offering costs	$ 23,070	$ 1,059,505	$ 23,070